Trading properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Trading Properties
Non-current	$ 6,020	$ 4,534
Current	3,232	1,249
Total	$ 9,252	$ 5,783